Environmental Trust Funds (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Environmental Trust Funds [abstract]
Balance at beginning of the year	$ 79.3	$ 69.5
Contributions	10.1	8.7
Interest earned	0.8	0.7	$ 0.7
Translation adjustment	(2.1)	0.4
Balance at end of the year	88.1	79.3	$ 69.5
Term deposit	17.5	17.6
Cash deposit	$ 70.6	$ 61.7